SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.6%
Electronic Arts, Inc.(A)	127	$12,883

Interactive Media & Services – 0.6%
Twitter, Inc.(A)	86	2,830

Total Communication Services - 3.2%		15,713

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.3%
Burberry Group plc(B)	268	6,818
lululemon athletica, Inc.(A)	58	9,517

		16,335

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	188	7,233

Automotive Retail – 2.0%
O’Reilly Automotive, Inc.(A)	25	9,855

Internet & Direct Marketing Retail – 4.1%
Duluth Holdings, Inc., Class B(A)(C)	82	1,960
GrubHub, Inc.(A)	102	7,103
MercadoLibre, Inc.(A)	22	11,210

		20,273

Restaurants – 5.1%
Chipotle Mexican Grill, Inc., Class A(A)	23	16,235
Dunkin Brands Group, Inc.	119	8,963

		25,198

Specialty Stores – 6.6%
Tiffany & Co.	79	8,342
Tractor Supply Co.	139	13,585
Ulta Beauty, Inc.(A)	32	11,201

		33,128

Total Consumer Discretionary - 22.5%		112,022

Consumer Staples
Food Retail – 1.4%
Sprouts Farmers Market, Inc.(A)	318	6,842

Packaged Foods & Meats – 1.1%
Hershey Foods Corp.	49	5,649

Total Consumer Staples - 2.5%		12,491

Financials
Asset Management & Custody Banks – 0.9%
Oaktree Capital Group LLC	93	4,599

Financial Exchanges & Data – 1.7%
MarketAxess Holdings, Inc.	35	8,496

Regional Banks – 2.7%
First Republic Bank	85	8,579
SVB Financial Group(A)	21	4,713

		13,292

Total Financials - 5.3%		26,387

Health Care
Biotechnology – 2.1%
BioMarin Pharmaceutical, Inc.(A)	68	6,043
Seattle Genetics, Inc.(A)	63	4,610

		10,653

Health Care Equipment – 8.2%
Abiomed, Inc.(A)	25	7,121
DexCom, Inc.(A)	60	7,179
Edwards Lifesciences Corp.(A)	54	10,420
Glaukos Corp.(A)	79	6,194
Intuitive Surgical, Inc.(A)	17	9,759

		40,673

Health Care Services – 1.2%
Laboratory Corp. of America Holdings(A)	38	5,785

Health Care Supplies – 0.9%
National Vision Holdings, Inc.(A)	150	4,728

Health Care Technology – 1.3%
Cerner Corp.(A)	112	6,380

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	76	6,136

Pharmaceuticals – 2.8%
Zoetis, Inc.	139	14,001

Total Health Care - 17.7%		88,356

Industrials
Aerospace & Defense – 2.0%
Harris Corp.	45	7,202
Spirit AeroSystems Holdings, Inc.	30	2,768

		9,970

Building Products – 2.6%
A. O. Smith Corp.	145	7,718
Trex Co., Inc.(A)	82	5,075

		12,793

Industrial Conglomerates – 1.8%
Fortive Corp.	111	9,303

Industrial Machinery – 3.6%
Gardner Denver Holdings, Inc.(A)	2	59
IDEX Corp.	55	8,390
Middleby Corp.(A)	73	9,448

		17,897

Research & Consulting Services – 5.4%
CoStar Group, Inc.(A)	36	16,908
TransUnion	150	10,053

		26,961

Trading Companies & Distributors – 2.0%
Fastenal Co.	155	9,945

Total Industrials - 17.4%		86,869

Information Technology
Application Software – 3.6%
DocuSign, Inc.(A)	58	3,008
Guidewire Software, Inc.(A)	103	9,963
Tyler Technologies, Inc.(A)	25	5,146

		18,117

Communications Equipment – 2.0%
Arista Networks, Inc.(A)	31	9,716

Data Processing & Outsourced Services – 2.8%
Jack Henry & Associates, Inc.	30	4,101
Square, Inc., Class A(A)	132	9,882

		13,983

Electronic Components – 2.6%
Maxim Integrated Products, Inc.	141	7,472
Universal Display Corp.	36	5,483

		12,955

Electronic Equipment & Instruments – 3.1%
Coherent, Inc.(A)	24	3,340
Keysight Technologies, Inc.(A)	128	11,181
Novanta, Inc.(A)	9	757

		15,278

Internet Services & Infrastructure – 1.2%
Twilio, Inc., Class A(A)	47	6,126

Semiconductor Equipment – 1.5%
Teradyne, Inc.	190	7,559

Semiconductors – 3.1%
Microchip Technology, Inc.	98	8,134
Monolithic Power Systems, Inc.	55	7,408

		15,542

Systems Software – 5.0%
Palo Alto Networks, Inc.(A)	32	7,837
Proofpoint, Inc.(A)	38	4,609
ServiceNow, Inc.(A)	51	12,480

		24,926

Total Information Technology - 24.9%		124,202

Materials
Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	63	4,941

Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd.(A)	295	7,437
RPM International, Inc.	94	5,433

		12,870

Total Materials - 3.6%		17,811

TOTAL COMMON STOCKS – 97.1%		$483,851

(Cost: $375,545)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) - 0.8%
Sonoco Products Co., 2.601%, 4-1-19	$4,213	4,212

Master Note - 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(E)	4,508	4,508

Money Market Funds - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (F)(G)	1,810	1,810

TOTAL SHORT-TERM SECURITIES – 2.1%		$10,530

(Cost: $10,531)

TOTAL INVESTMENT SECURITIES – 99.2%		$494,381

(Cost: $386,076)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		3,887

NET ASSETS – 100.0%		$498,268

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $1,768 are on loan.
(D)	Rate shown is the yield to maturity at March 31, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$15,713	$—	$—
Consumer Discretionary	105,204	6,818	—
Consumer Staples	12,491	—	—
Financials	26,387	—	—
Health Care	88,356	—	—
Industrials	86,869	—	—
Information Technology	124,202	—	—

Materials	17,811	—	—

Total Common Stocks	$477,033	$6,818	$—
Short-Term Securities	1,810	8,720	—

Total	$478,843	$15,538	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$386,076

Gross unrealized appreciation	118,542
Gross unrealized depreciation	(10,237)

Net unrealized appreciation	$108,305